RELATED PARTIES (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Aug. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Outstanding promissory note converted into ordinary shares	5,444,825		5,444,825
Number of shares consideration in process research and development product		2
Research and development		$ 6,232	$ 40,578,000	$ 28,146,000	$ 25,805,000